Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income from continuing operations before equity in net income (losses) of affiliates	¥ 337,571	¥ 402,534	¥ 337,837
Equity in net income (losses) of affiliates	(11,943)	(10,736)	(5,031)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	38,718	(279)	(8,509)
Less: Reclassification of realized gains and losses included in net income	3,781	1,396	4,827
Unrealized gains (losses) on cash flow hedges	25	14	2
Less: Reclassification of realized gains and losses included in net income
Foreign currency translation adjustment	15,350	(18,713)	(12,523)
Less: Reclassification of realized gains and losses included in net income	86	2,021	245
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(2,872)	(1,463)	(4,388)
Prior service cost arising during period, net		(50)	33
Less: Amortization of prior service cost	(813)	(928)	(928)
Less: Amortization of actuarial gains and losses	1,007	1,107	788
Less: Amortization of transition obligation	45	53	61
Total income taxes	¥ 380,955	¥ 374,956	¥ 312,414